Offerings - Offering: 1	Nov. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Notes due 2031
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,964,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,854.49
Offering Note